Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
ASSETS
Cash and due from financial institutions	$ 2,002	$ 1,834
Fed funds sold	14,824	5,001
Interest-bearing demand deposits	8,997	14,813
Cash and cash equivalents	25,823	21,648
Time deposits in other financial institutions		247
Securities available for sale	10,477	33
Securities held-to-maturity, at amortized cost- approximate fair value of $323 and $476 at June 30, 2022 and 2021, respectively	339	462
Loans held for sale	152	1,307
Loans, net of allowance of $1,529 and $1,622 at June 30, 2022 and 2021, respectively	274,583	297,902
Other real estate owned, net	10	82
Premises and equipment, net	4,563	4,697
Federal Home Loan Bank stock, at cost	6,498	6,498
Accrued interest receivable	649	694
Bank-owned life insurance	2,750	2,672
Goodwill	947	947
Prepaid income taxes	382	40
Prepaid expenses and other assets	907	834
Total assets	328,080	338,063
LIABILITIES AND SHAREHOLDERS’ EQUITY
Deposits	239,857	226,843
Federal Home Loan Bank advances	34,066	56,873
Advances by borrowers for taxes and insurance	766	838
Accrued interest payable	12	20
Deferred income taxes	889	614
Other liabilities	465	579
Total liabilities	276,055	285,767
Commitments and contingencies
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,892	34,916
Retained earnings	20,560	20,364
Unearned employee stock ownership plan (ESOP)	(5)	(102)
Treasury shares at cost, 441,369 and 369,349 common shares at June 30, 2022 and 2021, respectively	(3,508)	(2,968)
Accumulated other comprehensive income
Total shareholders’ equity	52,025	52,296
Total liabilities and shareholders’ equity	$ 328,080	$ 338,063